SHARE BASED COMPENSATION (Details) - shares	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Aug. 31, 2021	Dec. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued									254,697,314	187,697,314
Class A ordinary shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares issued	36,534,435	237,375,000
2019 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum aggregate number of shares that may be issued						98,963,740	62,429,305	52,000,000
Aggregate number of shares increased for issuance				10,429,305
Aggregate number of outstanding shares	62,429,305
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of outstanding shares			28,431,196	59,744,249	44,356,789
Term of option			10 years
Percentage of fair market value as of the latest practicable date upon termination for death, disability or retirement of employees			50.00%
Threshold period for vesting or exercising option upon termination for death, disability or retirement, the employees			6 months
Percentage of fair market value as of the latest practicable date upon other termination			30.00%
Threshold period for vesting or exercising option upon other termination			6 months
Share options | Vested and exercisable on second anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			50.00%
Share options | Vested and exercisable on third anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%
Share options | Vested and exercisable on fourth anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%